Reporting Entity - Summary of Consolidated Subsidiaries (Parenthetical) (Detail) ₩ in Millions	12 Months Ended
	Dec. 31, 2024 KRW (₩)
Disclosure of subsidiaries [line items]
Acquisition of non-controlling shareholders' interests in subsidiaries	₩ 245,362
LG DISPLAY FUND I LLC [member]
Disclosure of subsidiaries [line items]
Cash contribution for capital increase in consolidated subsidiaries	₩ 6,831
Percentage of ownership	100.00%	[1]
LG Display (China) Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Percentage of Equity Interest Acquired	10.00%
Acquisition of non-controlling shareholders' interests in subsidiaries	₩ 245,362
Percentage of ownership	80.00%	[2],[3]
LG Display Guangzhou Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Percentage of ownership	100.00%	[2]

[1]

(*3) For the year ended December 31, 2024, the Parent Company contributed ~~W~~6,831 million in cash for the capital increase of LG DISPLAY FUND I LLC. There was no change in the Parent Company’s percentage of ownership in LG DISPLAY FUND I LLC as a result of this additional investment.

[2]

(*1) For the year ended December 31, 2024, the contract to sell 80% of its stake in LG Display (China) Co., Ltd. and 100% of its stake in LG Display Guangzhou Co., Ltd. was signed. As a result, the assets and liabilities held by LG Display (China) Co., Ltd. and LG Display Guangzhou Co., Ltd. are presented as assets and liabilities held for sale.

[3]	(*2) For the year ended December 31, 2024, the Group acquired 10% equity interests in LG Display (China) Co., Ltd. for ~~W~~245,362 million from non-controlling shareholders.